Vessels, net/ Advances for vessel acquisition, Advances for vessel acquisition (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Vessels, net/ Advances for vessel acquisition [Abstract]
Opening Balance	$ 0
Advances for vessel acquisitions and other vessel pre-delivery costs	52,055,615
Transfer to Vessels, net	(49,687,450)
Closing Balance	$ 2,368,165